SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Depreciation on Property and Equipment Using the Straight Line Method

Depreciation
Property and equipment	Useful economic life	method
Leasehold improvements	Expected term of lease	Straight line
Furniture, fixture and office equipment	3 - 5 years	Straight line
Computer equipment	3 years	Straight line
Vehicles	5 years	Straight line
Right of Use Assets	Expected term of lease	Straight line

Estimated Useful Lives of Intangible Assets

Intangible Asset	Useful economic life	Valuation method
Customer lists	5 - 6 years	Straight line
Software	3 - 5 years	Straight line